                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-101487


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
               POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
     POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
                 FSA ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2006
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                         FS VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2001
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                         FS VARIABLE ANNUITY ACCOUNT TWO
                          SUPPLEMENT TO THE PROSPECTUS
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005
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                          PRESIDENTIAL VARIABLE ANNUITY
                          SUPPLEMENT TO THE PROSPECTUS
              PRESIDENTIAL ICAP VARIABLE ANNUITY DATED MAY 1, 2001
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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ELITE VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 31, 2006
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The following replaces the last four paragraphs under the heading "Allocation of
Purchase Payments" in the prospectus:

Purchase Payment submitted by check can only be accepted by the Company at the following address:

First SunAmerica Life Insurance Company
P.O. Box 100357
Pasadena, CA 91189-0357

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100357
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address, including the Annuity Service Center, will not be in good order and will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

The paragraph under the heading "Other Information" relating to the address for First SunAmerica is replaced as follows:

The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, NY 10270. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



Dated:  February 20, 2007

                Please keep this Supplement with your Prospectus



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